Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses at December 31, 2022 and 2021 consisted of the following:
	December 31, 2022	December 31, 2021
Trade accounts payable	$4,129,393	$3,117,825
Credit cards payable	357,964	52,300
Accrued payroll liabilities	824,369	263,590
Accrued interest	1,179,875	711,258
Accrued dividends	136,052	242,160
Other accrued liabilities	114,116	431,539
Total accounts payable and accrued expenses	$6,741,769	$4,818,672